Note 7 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about income tax expense (benefit) [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2019	2018	2017

Current tax	299,692	343,104	184,016
Deferred tax	(97,240)	(113,897)	(100,432)
	202,452	229,207	83,584
From discontinued operations	-	-	(100,720)
	202,452	229,207	(17,136)

Disclosure of difference between income before tax and the theoretical amount that would arise using tax rate in each country [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2019	2018	2017

Income before income tax	933,710	1,103,107	427,711

Tax calculated at the tax rate in each country	186,752	207,422	6,456
Effect of currency translation on tax base	53,296	77,552	(922)
Changes in the tax rates	(13)	1,824	(62,968)
Utilization of previously unrecognized tax losses	(547)	-	-
Tax revaluation, withholding tax and others	(37,036)	(57,591)	40,298
Tax charge	202,452	229,207	(17,136)